STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2024
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

16.    STOCK-BASED COMPENSATION

The stock-based compensation expense is based on either the Company’s share price for service-based and market-based conditions on the date of the grant or the fair value of the performance-based RSU. The RSUs vest over a one to four-year period, based on service, market, and/or performance conditions. During the years ended December 31, 2024, there were 525 each of market and performance based RSUs outstanding, totaling 1,050. During the years ended December 31, 2024 and 2023, the Company recognized stock-based compensation relating to the granting of RSUs in the current and prior periods, except for the market and performance based RSUs as they did not meet the probable threshold. Any cumulative adjustment prior to vesting is recognized in the current period with no adjustment to prior periods for expense previously recognized. During the years ended December 31, 2024 and 2023, there were 358 and 137 forfeitures of nonvested RSUs, respectively.

16.    STOCK-BASED COMPENSATION (Continued)

During the years ended December 31, 2024 and 2023, 4,402 Equity Shares vested, of which 4,401 were issued and 3,262 of which 3,169 were issued due to net settlement, respectively. During the years ended December 31, 2024 and 2023, the result of the net settlement was 1 Equity Shares were withheld with a total value of $283 and 93 Equity Shares were withheld with a total value of $366 to pay income taxes on behalf of the grantees, respectively. As of December 31, 2024, the average remaining life of unvested RSUs is approximately one year with an expected expense over the next 12 months of $6,045 with an aggregate intrinsic value of $8,226 using the stock price as of December 31, 2024 and as of December 31, 2023, the average remaining life of unvested RSUs is one year and eleven months with an expected expense over the next 12 months of $9,967 with an aggregate intrinsic value of $16,714 using the stock price as of December 31, 2023. The number of RSUs outstanding as of December 31, 2024 and 2023, were as follows:

		Weighted
	Number of	Average Grant
	Shares	Date Fair Value
RSUs outstanding and nonvested, as of January 1, 2023	6,628	$17.56
Granted	1,760	1.20
Vested	(3,262)	18.15
Forfeited	(137)	9.09
RSUs outstanding and nonvested, as of December 31, 2023	4,989	$11.64
Granted	2,652	2.10
Vested	(4,402)	11.27
Forfeited	(358)	7.43
RSUs outstanding and nonvested, as of December 31, 2024	2,881	$3.95

[1] Includes Ayr granted but unvested market and performance based RSUs totaling 1,050 that do not meet the probability threshold

Options

The range of exercise price is between $10.59 and $29.05. As of December 31, 2024 and 2023, the weighted average remaining life of the options is under five months, with an aggregate intrinsic value of $nil and $nil, respectively.

The number of vested options and weighted average fair value outstanding as of December 31, 2024 and December 31, 2023 is:

	Number of	Weighted Average
	Options	Fair Value
Balance as of January 1, 2023	165	$17.93
Options exercised	(6)	17.93
Balance as of December 31, 2023	159	$20.30
Options expired/cancelled	(82)	20.35
Balance as of December 31, 2024	77	$20.23